Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Payable [Abstract]
Accounts payable to Third parties	$ 1,726,132	$ 3,132,613
Total accounts payable	$ 1,726,132	$ 3,132,613